As filed with the Securities and Exchange Commission on May 26, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2010

Date of reporting period:  March 31, 2010

Item 1. Schedules of Investments.

Phocas Real Estate Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 97.99%	Value
	Apartments - 5.08%
3,623	American Campus Communities, Inc.	$100,212
1,077	Equity Residential	42,164
721	Mid-America Apartment Communities, Inc.	37,341
		179,717
	Diversifed - 6.38%
1,745	Entertainment Properties Trust	71,772
2,031	Vornado Realty Trust	153,747
		225,519
	Health Care - 8.34%
15,093	Cogdell Spencer, Inc.	111,688
3,854	Ventas, Inc.	182,988
		294,676
	Hotels - 4.69%
5,061	LaSalle Hotel Properties	117,921
11,284	Strategic Hotels & Resorts, Inc. (a)	47,957
		165,878
	Manufactured Homes - 2.44%
1,604	Equity Lifestyle Properties, Inc.	86,424
	Office Property - 18.85%
5,314	Alexandria Real Estate Equities, Inc.	359,226
3,170	Boston Properties, Inc.	239,145
2,097	Kilroy Reallty Corp.	64,671
58	SL Green Realty Corp.	3,322
		666,364
	Regional Malls - 16.97%
4,916	General Growth Properties, Inc.	79,098
2,806	Macerich Co.	107,498
4,928	Simon Property Group, Inc.	413,459
		600,055
	Shopping Centers - 11.86%
6,647	Acadia Realty Trust	118,715
1,865	Federal Realty Investment Trust	135,791
10,527	Kimco Realty Corp.	164,642
		419,148
	Specialty - 9.71%
1,335	Digital Realty Trust, Inc.	72,357
12,545	DuPont Fabros Technology, Inc.	270,847
		343,204
	Storage - 2.02%
775	Public Storage	71,292
	Warehouse/Industrial - 11.65%
5,354	AMB Property Corp.	145,843
4,994	First Potomac Realty Trust	75,060
14,480	ProLogis	191,136
		412,039

	TOTAL COMMON STOCKS (Cost $2,758,692)	3,464,316

	SHORT-TERM INVESTMENTS - 1.39%
48,997	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.09% (b)	48,997
	TOTAL SHORT-TERM INVESTMENTS (Cost $48,997)	48,997

	TOTAL INVESTMENTS IN SECURITIES (Cost $2,807,689) - 99.38%	3,513,313
	Other Assets in Excess of Liabilities - 0.62%	21,994
	TOTAL NET ASSETS - 100.00%	$3,535,307

(a) Non-income producing security.
(b) Rate shown is the 7-day yield as of March 31, 2010.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$2,913,172

Gross unrealized appreciation	$795,876
Gross unrealized depreciation	(195,735)
Net unrealized appreciation	$600,141

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2010

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

Real Estate Fund	Level 1	Level 2	Level 3	Total
Equity (REITS)
Apartments	$179,717	$—	$—	$179,717
Diversified	225,519	—	—	225,519
Health Care	294,676	—	—	294,676
Hotels	165,878	—	—	165,878
Manufactured Homes	86,424	—	—	86,424
Office Property	666,364	—	—	666,364
Regional Malls	600,055	—	—	600,055
Shopping Centers	419,148	—	—	419,148
Specialty	343,204	—	—	343,204
Storage	71,292	—	—	71,292
Warehouse/Industrial	412,039	—	—	412,039
Total Equity (REITS)	3,464,316	—	—	3,464,316

Short-Term Investments	48,997	—	—	48,997

Total Investments in Securities	$3,513,313	$—	$—	$3,513,313

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Phocas Small Cap Value Fund
Schedule of Investments
March 31, 2010 (Unaudited)

Shares	COMMON STOCKS - 97.90%	Value
	Advertising, Public Relations, and Related Services - 2.44%
24,981	Interpublic Group of Companies, Inc. (a)	$207,842
11,274	ModusLink Global Solutions, Inc. (a)	95,040
13,371	Monster Worldwide, Inc. (a)	222,092
		524,974
	Aerospace Product and Parts Manufacturing - 1.67%
4,291	AAR Corp. (a)	106,502
3,619	Triumph Group, Inc.	253,656
		360,158
	Agencies, Brokerages, and Other Insurance Related Activities - 0.96%
14,628	National Financial Partners Corp. (a)	206,255
	Animal Slaughtering and Processing - 0.76%
18,138	Darling Inernational, Inc. (a)	162,516
	Architectural, Engineering, and Related Services - 1.07%
4,637	URS Corp. (a)	230,042
	Basic Chemical Manufacturing - 2.73%
5,902	Ashland, Inc.	311,448
2,472	OM Group, Inc. (a)	83,751
6,656	Sensient Technologies Corp.	193,424
		588,623
	Clothing Stores - 1.18%
5,703	Childrens Place Retail Stores, Inc. (a)	254,069
	Communications Equipment Manufacturing - 2.12%
17,310	Arris Group, Inc. (a)	207,893
6,514	Brush Engineered Materials, Inc. (a)	147,021
13,523	Tellabs, Inc.	102,369
		457,283
	Computer Systems Design and Related Services - 4.74%
35,078	Internet Capital Group, Inc. - Class A (a)	296,409
11,601	JDA Software Group, Inc. (a)	322,740
6,382	Synaptics, Inc. (a)	176,207
7,583	SYNNEX Corp. (a)	224,153
		1,019,509
	Cut and Sew Apparel Manufacturing - 2.74%
13,810	Iconix Brand Group, Inc. (a)	212,121
16,644	Perry Ellis International, Inc. (a)	376,987
		589,108
	Depository Credit Intermediation - 11.95%
17,414	Banco Latinoamericano de Exportaciones S.A. (b)	250,065
37,825	Boston Private Financial Holdings, Inc.	278,770
17,418	First Niagara Financial Group, Inc.	247,684
4,750	FirstMerit Corp.	102,458
4,943	IBERIABANK Corp.	296,629
6,724	Republic Bancorp, Inc. - Class A	126,680
5,743	SVB Financial Group (a)	267,968
113,020	Synovus Financial Corp.	371,836
15,688	Washington Banking Co.	197,512
15,092	Whitney Holding Corp.	208,119
6,055	Wintrust Financial Corp.	225,307
		2,573,028
	Electric Power Generation, Transmission and Distribution - 1.64%
7,345	Great Plains Energy, Inc.	136,397
5,731	Portland General Electric Co.	110,665
4,527	Unitil Corp.	105,253
		352,315
	Electrical Equipment Manufacturing - 0.58%
3,845	Powell Industries, Inc. (a)	125,078
	Electronic Shopping and Mail-Order Houses - 1.34%
13,235	Systemax, Inc.	287,729
	Facilities Support Services - 0.83%
8,982	Corrections Corp. of America (a)	178,382
	Footwear Manufacturing - 1.99%
1,065	Deckers Outdoor Corp. (a)	146,970
9,674	Wolverine World Wide, Inc.	282,094
		429,064
	Fruit and Vegetable Preserving and Specialty Food Manufacturing - 0.96%
4,717	Treehouse Foods, Inc. (a)	206,935
	Furniture and Home Furnishing Merchant Wholesalers - 1.45%
5,317	United Stationers, Inc. (a)	312,905
	Grocery and Related Product Merchant Wholesalers - 0.45%
2,887	Nash Finch Co.	97,147
	Insurance Carriers - 5.69%
5,883	American Physicians Capital, Inc.	187,962
34,823	Conseco, Inc. (a)	216,599
7,419	Fidelity National Title Group, Inc. - Class A	109,949
12,962	Healthspring, Inc. (a)	228,131
4,672	Infinity Property & Casualty Corp.	212,296
4,223	Max Capital Group Ltd. (b)	97,087
6,198	Unitrin, Inc.	173,854
		1,225,878
	Management of Companies and Enterprises - 0.50%
8,296	Safeguard Scientifics, Inc. (a)	107,848

	Management, Scientific, and Technical Consulting Services - 1.97%
8,241	Huron Consulting Group, Inc. (a)	167,292
6,489	ICF International, Inc. (a)	161,187
1,994	Towers Watson & Co. (a)	94,715
		423,194
	Medical Equipment and Supplies Manufacturing - 1.34%
7,901	Orthofix International N.V. (a)(b)	287,438
	Metal Ore Mining - 0.83%
11,921	Coeur d'Alene Mines Corp. (a)	178,577
	Miscellaneous Durable Goods Merchant Wholesalers - 0.78%
1,522	Schnitzer Steel Industries, Inc. - Class A	79,951
3,836	School Specialty, Inc. (a)	87,116
		167,067
	Motion Picture and Video Industries - 0.82%
8,989	Corus Entertainment, Inc. - Class B (b)	175,645
	Natural Gas Distribution - 1.47%
6,432	Atmos Energy Corp.	183,762
3,926	Laclede Group, Inc.	132,385
		316,147
	Nonscheduled Air Transportation - 0.77%
3,107	Atlas Air Worldwide Holdings, Inc. (a)	164,826
	Oil and Gas Extraction - 7.05%
12,583	Mariner Energy, Inc. (a)	188,367
6,614	Pioneer Natural Resources Co.	372,500
13,689	Rosetta Resources, Inc. (a)	322,376
10,920	Swift Energy Co. (a)	335,681
3,684	Whiting Petroleum Corp. (a)	297,815
		1,516,739
	Other Chemical Product and Preparation Manufacturing - 0.39%
7,332	Innospec, Inc. (a)	83,291
	Other Electrical Equipment and Component Manufacturing - 1.11%
16,276	Herley Industries, Inc. (a)	238,606
	Other Fabricated Metal Product Manufacturing - 1.52%
7,162	Timken Co.	214,931
3,631	Watts Water Technologies, Inc. - Class A	112,779
		327,710
	Other General Purpose Machinery Manufacturing - 1.92%
14,738	Colfax Corp. (a)	173,466
4,864	Esterline Technologies Corp. (a)	240,428
		413,894
	Other Information Services - 0.56%
4,808	Expedia, Inc. (a)	120,008
	Other Telecommunications - 1.04%
5,366	NII Holdings, Inc. (a)	223,548
	Personal Care Services - 1.85%
8,999	Steiner Leisure Ltd. (a)(b)	398,836
	Petroleum and Coal Products Manufacturing - 0.42%
1,452	Ameron International Corp.	91,316
	Pharmaceutical and Medicine Manufacturing - 4.49%
10,244	Martek Biosciences Corp. (a)	230,593
7,144	NBTY, Inc. (a)	342,769
8,191	Par Pharmaceutical Companies, Inc. (a)	203,137
14,013	ViroPharma, Inc. (a)	190,997
		967,496
	Plastics Product Manufacturing - 0.42%
5,275	Tredegar Corp.	90,097
	Rail Transportation - 0.79%
4,720	Kansas City Southern (a)	170,722
	Real Estate Investment Trusts - 11.16%
4,783	Alexandria Real Estate Equities, Inc.	323,331
35,772	Cogdell Spencer, Inc.	264,713
4,006	Digital Realty Trust, Inc.	217,125
14,335	DuPont Fabros Technology, Inc.	309,493
18,486	First Potomac Realty Trust	277,845
9,775	Kilroy Reallty Corp.	301,461
9,592	LaSalle Hotel Properties	223,494
6,206	Macerich Co.	237,752
9,797	Sun Communities, Inc.	246,884
		2,402,098
	Sawmills and Wood Preservation - 1.20%
28,575	Louisiana-Pacific Corp. (a)	258,604
	Securities and Commodity Contracts Intermediation and Brokerage - 1.86%
5,065	Affiliated Managers Group, Inc. (a)	400,135
	Semiconductor and Other Electronic Component Manufacturing - 3.62%
24,922	Fairchild Semiconductor International, Inc. - Class A (a)	265,419
19,108	Microsemi Corp. (a)	331,333
36,734	RF Micro Devices, Inc. (a)	182,935
		779,687
	Software Publishers - 0.53%
13,661	Compuware Corp. (a)	114,752
	Sugar and Confectionery Product Manufacturing - 0.39%
5,439	Imperial Sugar Co.	84,359
	Water, Sewage and Other Systems - 0.77%
7,637	American Water Works Co., Inc.	166,181
	Wholesale Electronic Markets and Agents and Brokers - 0.52%
3,905	ScanSource, Inc. (a)	112,386
	Wireless Telecommunications Carriers (except Satellite) - 0.52%
5,753	Syniverse Holdings, Inc. (a)	112,011

	TOTAL COMMON STOCKS (Cost $16,742,296)	21,074,216

	CLOSED-END FUNDS - 1.75%
15,607	Ares Capital Corp.	231,608
11,887	Prospect Capital Corp.	144,427
		376,035

	TOTAL CLOSED-END FUNDS (Cost $300,890)	376,035

	SHORT-TERM INVESTMENTS - 0.35%
75,152	AIM STIT-STIC Prime Portfolio - Institutional Class, 0.09% (c)	75,152
	TOTAL SHORT-TERM INVESTMENTS (Cost $75,152)	75,152

	TOTAL INVESTMENTS IN SECURITIES (Cost $17,118,338) - 100.00%	21,525,403
	Other Assets in Excess of Liabilities - 0.00%	1,006
	TOTAL NET ASSETS - 100.00%	$21,526,409

(a) Non-income producing security.
(b) U.S. traded security of a foreign issuer.
(c) Rate shown is the 7-day yield as of March 31, 2010.

The cost basis of investments for federal income tax purposes at March 31, 2010 was as follows*:

Cost of investments	$17,252,954

Gross unrealized appreciation	$5,026,010
Gross unrealized depreciation	(753,561)
Net unrealized appreciation	$4,272,449

* Because tax adjustments are calculated annually the above table reflects the tax adjustments outstanding at the Fund's previous fiscal year end. For the previous fiscal year's federal income tax information please refer to the Notes to Financial Statements section in the Fund's most recent annual report.

FAS 157 – Summary of Fair Value Exposure at March 31, 2010

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.   These standards require additional disclosures about the various  inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of March 31, 2010:

Small Cap Value Fund	Level 1	Level 2	Level 3	Total
Equity
Administrative Support, Waste Management	$178,382	$—	$—	$178,382
Finance and Insurance	4,156,158	—	—	4,156,158
Information	570,318	—	—	570,318
Management of Companies and Enterprises	594,737	—	—	594,737
Manufacturing	6,229,816	—	—	6,229,816
Mining	1,695,316	—	—	1,695,316
Other Services	574,481	—	—	574,481
Professional, Scientific and Technical Services	2,197,719	—	—	2,197,719
Real Estate and Rental and Leasing	2,164,345	—	—	2,164,345
Retail Trade	940,362	—	—	940,362
Transportation and Warehousing	335,549	—	—	335,549
Utilities	834,643	—	—	834,643
Wholesale Trade	602,390	—	—	602,390
Total Equity	21,074,216	—	—	21,074,216
Closed-End Investment Companies	376,035	—	—	376,035

Short-Term Investments	75,152	—	—	75,152

Total Investments in Securities	$21,525,403	$—	$—	$21,525,403

Transfers between levels are recognized at the end of the reporting period. During the period ended March 31, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/ Douglas G. Hess
           Douglas G. Hess, President

Date    5/24/2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/ Douglas G. Hess
Douglas G. Hess, President

Date    5/24/2010

By (Signature and Title)*    /s/ Cheryl L. King
Cheryl L. King, Treasurer

Date    5/24/2010

* Print the name and title of each signing officer under his or her signature.